OCTOBER 2019 REGISTERED DIRECT OFFERING (Details) - USD ($)				12 Months Ended
	Oct. 18, 2019	Oct. 16, 2019	Oct. 10, 2019	Sep. 30, 2021
Class Of Series I Warrant [Member]
Number of shares issued during the period				0
Proceeds from Subscribed but Unissued Common Stock and Warrants			$ 2,500,000
Payments of Stock Issuance Costs			$ 158,000
Warrants to purchase shares of Common Stock				14,285,714
Class Of Series I Warrant [Member] | Maximum [Member]
Percentage of fee on Gross Proceeds of Warrants			8.20%
Class Of Series I Warrant [Member] | Minimum [Member]
Percentage of fee on Gross Proceeds of Warrants			6.00%
Placement Agent Warrants [Member]
Number of shares issued during the period				0
Warrants to purchase shares of Common Stock				1,071,429
Registered Direct Offering October 2019 [Member]
Number of shares issued during the period	14,285,714	14,285,714
Shares Issued, Price Per Share		$ 0.175
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22
Proceeds from Subscribed but Unissued Common Stock and Warrants	$ 2,500,000
Payments of Financing Costs	333,000
Payments of Stock Issuance Costs	$ 158,000
Registered Direct Offering October 2019 [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.21875
Exercise term of warrants	5 years
Warrants to purchase shares of Common Stock	1,071,429